Subsequent Events (Details) - USD ($)	Jul. 01, 2025	Apr. 17, 2025
Forecast [Member]
Subsequent Event [Line Items]
Accounts receivable		$ 2,306,096
Subsequent Event [Member]
Subsequent Event [Line Items]
Accounts payable	$ 2,550,000
Annual rate	18.00%
Monthly rate	1.50%